Note 11 - Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Operating Leases, Rent Expense	$ 0.3	$ 0.4